Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2026-10-23	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Oct. 26, 2022
Erroneous Compensation Analysis [Text Block]	On October 26, 2022, the SEC adopted final rules implementing the incentive-based compensation recovery provisions of the Dodd-Frank Act. The final rules directed the stock exchanges to establish listing standards requiring listed companies to develop and implement a policy providing for the recovery of erroneously awarded incentive-based compensation received by current or former executive officers and to satisfy related disclosure obligations.